Note Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	$ 468,931	$ 785,501
Loans and Leases Receivable, Gross, Carrying Amount, Covered	517,274	572,878
Mortgage loans related to buy-back option program	24,423,427	22,895,172
Buy back option program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans related to buy-back option program	840,000	49,000
GNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	376,000	613,000
FNMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	86,000	163,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans Sold	64,000	83,000
Other Commercial And Construction Loans Sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Construction Loans Sold	0	47,000
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	311,000	164,000
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	460,000	619,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	2,000	51,000
Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of Loans	2,000
Westernbank Puerto Rico | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold		100,000
Westernbank Puerto Rico | ASC Subtopic 310-30 | Bulk Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Sold		99,000
Westernbank Puerto Rico | ASC Subtopic 310-30 | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans	1,900,000	2,100,000
Westernbank Puerto Rico | ASC Subtopic 310-20
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	10,000	10,000
SOP Other Loans Acquired | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of SOP loans	$ 556,000	$ 700,000